UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

Bank Tower, Room 1001
205 Dun Hua North Road
Taipei 105, Taiwan
Republic of China
(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman and Co.
50 Milk Street
Boston, MA 02109-3661
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31, 2005
Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

TAIWAN GREATER CHINA FUND Schedule of Investments (Unaudited) / March 31, 2005

COMMON STOCKS — 99.62%
			% of	U.S. Dollar
Automobile — 2.98%			Net Assets	Value
1,013,000	shs.	China Motor Corp.	1.13	$ 1,203,946
171,528		Tong Yang Industry Co., Ltd.	0.22	228,323
285,000		TYC Brother Industrial Co., Ltd.	0.22	238,008
1,216,885		Yulon Motor Co., Ltd.	1.41	1,496,399
				3,166,676
Cement — 2.16%
1,808,090		Asia Cement Corporation	1.12	1,191,927
1,902,290		Taiwan Cement Corp.	1.04	1,103,301
				2,295,228
Chemicals — 0.51%
798,000		Eternal Chemical Co., Ltd.	0.51	542,496

Communications Equipment — 2.08%
895,748		D-Link Corp.	1.05	1,112,854
498,450		Zyxel Communications Corp.	1.03	1,097,925
				2,210,779
Computer Systems & Hardware — 19.53%
739,286		Acer Inc.	1.09	1,159,802
111,166		Advantech Co., Ltd.	0.24	253,671
1,996,000		Asustek Computer Inc.	5.18	5,503,589
1,018,285		Compal Electronics Inc.	0.87	927,841
710,600		Elitegroup Computer Systems Co., Ltd.	0.46	487,584
190,950		Giga-Byte Technology Co., Ltd.	0.19	195,776
2,397,417		Hon Hai Precision Industry Co., Ltd.	10.02	10,637,458
756,550		Inventec Corp.	0.34	365,657
720,743		Quanta Computer Inc.	1.14	1,208,377
				20,739,755
Electrical & Machinery — 2.39%
814,000		Teco Electric & Machinery Co., Ltd.	0.23	240,440
4,925,000	*	Walsin Lihwa Corp.	2.16	2,294,509
				2,534,949
Electronic Components — 3.74%
188,000		Career Technology (MFG.) Co., Ltd.	0.29	306,854
84,800		Catcher Technology Co., Ltd.	0.32	344,011
423,150		Delta Electronics Inc.	0.65	685,301
102,400		Largan Precision Co., Ltd.	0.53	567,942
103,909		Merry Electronics Co., Ltd.	0.24	254,236
218,347		Tripod Technology Corp.	0.33	346,006
714,996		Wus Printed Circuit Co., Ltd.	0.31	326,311
3,173,000	*	Yageo Corp.	1.07	1,136,357
				3,967,018
Electronics — 0.47%
330,000		Synnex Technology International Corp.	0.47	504,112

Flat-Panel Displays — 8.55%
3,550,000		AU Optronics Corp.	4.88	5,186,752
1,300,913		Chi Mei Optoelectronics Corp.	1.80	1,906,892
3,685,000	*	Chunghwa Picture Tubes, Ltd.	1.44	1,529,942
868,000	*	Quanta Display Inc.	0.43	459,412
				9,082,998
			% of	U.S. Dollar
Food — 1.88%			Net Assets	Value
4,317,000	shs.	Uni-President Enterprise Corp.	1.88	$ 1,997,566

Glass, Paper & Pulp — 0.57%
387,160		Taiwan Glass Ind. Corporation	0.35	367,497
500,000		Yuen Foong Yu Paper Manufacturing Co., Ltd.	0.22	235,322
				602,819
ODM — Peripherals — 8.37%
3,263,700		BenQ Corp.	3.17	3,366,879
1,009,000		CMC Magnetics Corp.	0.41	439,704
3,167,300		Lite-on Technology Corp.	3.21	3,402,946
565,200		Premier Image Technology Corp.	0.60	639,494
3,280,009		Ritek Inc.	0.98	1,044,738
				8,893,761
Plastics — 12.73%
2,757,320		Formosa Chemicals & Fiber Corp.	5.28	5,610,330
1,961,980		Formosa Plastics Corp.	3.31	3,513,252
2,525,920		Nan Ya Plastics Corp.	3.51	3,730,540
1,002,000		Taiwan Styrene Monomer Corp.	0.63	663,713
				13,517,835
Retailing — 0.50%
314,512		President Chain Store Corp.	0.50	535,276

Rubber — 1.50%
1,325,160		Cheng Shin Rubber Ind. Co., Ltd.	1.50	1,593,846

Semiconductors — 14.39%
1,326,314	*	Advanced Semiconductor Engineering, Inc.	0.92	977,317
81,000		MediaTek Inc.	0.54	575,042
94,400		Novatek Microelectronics Corp.	0.40	427,833
668,100		Siliconware Precision Industries Co., Ltd.	0.55	579,115
171,600		Sunplus Technology Co., Ltd.	0.24	257,244
5,021,614		Taiwan Semiconductor Manufacturing Co., Ltd.	7.72	8,196,280
7,078,640	*	United Microelectronics Corp.	4.02	4,273,769
				15,286,600
Steel & Other Metals — 8.59%
7,025,260		China Steel Corp.	7.37	7,826,254
2,113,000		Yieh Phui Enterprise Co., Ltd.	1.22	1,292,478
				9,118,732
Textiles — 0.51%
817,256		Far Eastern Textile Ltd.	0.51	536,160

Transportation — 3.70%
747,600		China Airlines Ltd.	0.38	407,534
687,602	*	Eva Airways Corp.	0.30	321,437
1,179,619		Evergreen Marine Corp. (Taiwan) Ltd.	1.09	1,155,225
436,150		Wan Hai Lines Ltd.	0.45	481,040
1,620,227		Yang Ming Marine Transport Corp.	1.48	1,566,181
				3,931,417
Other — 4.47%
973,000		Giant Manufacturing Co., Ltd.	1.54	1,634,387
608,000		Great China Metal Industry Co., Ltd.	0.34	362,266
157,480		Nien Made Enterprise Co., Ltd.	0.24	257,538
2,363,326		Pou Chen Corp.	1.82	1,932,456
282,000		Taiwan Fu Hsing Industrial Co., Ltd.	0.31	322,643
256,887		Taiwan Hon Chuan Enterprise Co., Ltd.	0.22	234,477
				4,743,767

TOTAL COMMON STOCK (COST $113,504,845)				105,801,790
SHORT-TERM SECURITIES — 0.17%
Time Deposit — 0.17%
Wells Fargo (Grand Cayman), 2.900%, Due 04/01/05			0.17	188,887

TOTAL INVESTMENTS IN SECURITIES AT MARKET VALUE			99.79	105,990,677
(COST 113,693,732)

OTHER ASSETS (LESS LIABILITIES)			0.21	218,736

NET ASSETS			100.00	$ 106,209,413

At March 31, 2005, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes. At March 31, 2005, the unrealized depreciation of $7,703,055 for financial reporting purposes consisted of $6,893,075 of gross unrealized appreciation and $14,596,130 of gross unrealized depreciation.

* Non-income producing: these stocks did not pay a cash dividend during the year.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report based on their evaluation of such disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended:

See Exhibit 99.Cert attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

 By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

Date: May 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

By: /s/ Cheryl Chang
Name: Cheryl Chang
Title: Chief Financial Officer

Date: May 18, 2005